Financial risk management (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	$ 572	$ 2,606	$ 3,352	$ 6,286
Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(205)	(472)	(798)	(1,153)
Recognized In Net Finance Income Expense [Member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(195)	(481)	(660)	(1,164)
Cross Currency Swap C D I X Dollar [Member] | Foreign Exchange Rate Risk [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	18	26	61	54
Cash Flow Hedge On Exports [Member] | Foreign Exchange Rate Risk [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(197)	(498)	(704)	(1,220)
Swap I P C A X C D I [Member] | Interest rate risk [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(16)	(9)	(17)	2
Commodity Derivatives [Member] | Other Commodity Derivative Transactions [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	$ (10)	$ 9	$ (138)	$ 11